Property and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Depreciation expense	$ 45,000	$ 38,500	$ 35,900